Reconciliation Between Beginning and Ending Balances of Items Measured at Fair Value on Recurring Basis that used Significant Unobservable Inputs (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lender Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balances	$ 1,119	$ 1,470
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	(351)
Reclassification of warrant to additional paid-in capital	(738)
Ending Balances		1,119
Contingent Consideration PBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balances	5,798	6,361
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	1,062	1,437
Payment of contingent consideration	(6,860)	(2,000)
Ending Balances		5,798
Contingent Consideration FBM
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balances	3,178	9,573
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	542	1,255
Payment of contingent consideration	(546)	(7,650)
Reduction in FBM contingent consideration due to post-purchase price adjustment	(2,316)
Reduction in FBM contingent consideration due to re-negotiated lease	(528)
Ending Balances	330	3,178
Contingent Consideration CS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value of contingent consideration	11,054
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	645
Payment of contingent consideration	(5,211)
Ending Balances	6,488
Contingent Consideration TC
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value of contingent consideration	5,314
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	86
Payment of contingent consideration	(5,400)
Benefit Concepts, Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value of contingent consideration	11,772
Gains or losses included in earnings:
Ending Balances	$ 11,772